Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

9.Stockholders’ Equity

The Company has a shareholder rights plan that authorizes to existing shareholders substantial preferred share rights and additional common shares if any third party acquires 15% or more of the outstanding common shares or announces its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved.

On May 10, 2013 the Company re-designated 15,000,000 of common stock as preferred shares of $1.00 par value.

On May 10, 2013, the Company issued 2,000,000 8.00% Cumulative Redeemable Perpetual Series B Preferred Shares (the “Series B preferred shares”) for net proceeds of $47,043. The Series B preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8% per annum from their date of issuance, i.e. $2.0 per preferred share or $4,000 in aggregate. At any time on or after July 30, 2018, the Series B preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter. The Series B preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The initial dividend of $889 on the Series B preferred shares was paid on July 30, 2013, the second dividend of $1,000 was paid on October 30, 2013 and the third dividend of $1,000 was paid on January 30, 2014 (Note 16(b)).

On August 8, 2013 the Company entered into a distribution agency agreement with a leading investment bank as manager, providing for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.0 per share, at market prices. As of December 31, 2013, the Company had sold 1,430,211 common shares under this agreement for proceeds, net of commissions and other issuance expenses, of $7,045. From January 1, 2014 up to January 17, 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,170.

On September 30, 2013, the Company issued 2,000,000 8.875% Cumulative Redeemable Perpetual Series C Preferred Shares (the “Series C preferred shares”) for net proceeds of $47,315. The Series C preferred shares were issued for cash and pay cumulative quarterly dividends at a rate of 8.875% per annum from their date of issuance, i.e. $2.21875 per preferred share or $4,438 in aggregate. At any time on or after October  30, 2018, the Series C preferred shares may be redeemed, at the option of the Company, in whole or in part at a redemption price of $25.00 per share plus unpaid dividends. If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter. The Series C preferred shares are not convertible into common shares and are not redeemable at the option of the holder. The first dividend of $ 1,479 on the Series C preferred shares was paid on January 30, 2014 (note 16(b)).

On April 18, 2012, the Company completed an offering of 10,000,000 common shares at a price of $6.50 per share, for net proceeds of $62,329.

Under the Company’s share-based incentive plan, 96,000 restricted share units (RSUs) were granted in 2013 at a weighted average fair value of $4.89 per share, all of which vested in 2013. There were no RSUs outstanding at the beginning or end of 2013. The Company issued 150,000 RSUs in 2012 at a weighted average grant date fair value of $3.75 per share. In 2011, the Company issued 12,000 RSUs at a weighted average grant date fair value of $9.36 per share. The total fair value of shares vested during the years ended December 31, 2013, 2012 and 2011 were $469, $974 and $987 respectively.

As at December 31, 2013, under the existing share-based incentive plan approved by the shareholders a further 888,950 RSUs or other share-based awards may be issued in the future.

Total compensation expense recognized in 2013 amounted to $469 ($730 in 2012 and $820 in 2011). As at December 31, 2013 and 2012 all granted RSUs were vested and the compensation expense recognized.